Other Payables and Accruals - Schedule of Accrued Liabilities (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Other Payables and Accruals [Line Items]
Lessee, operating lease, liability, to be paid, year one	$ 186
Lessee, operating lease, liability, to be paid, year two	113
Lessee, operating lease, liability, to be paid, year five	$ 86
Maximum [Member]
Other Payables and Accruals [Line Items]
Incremental borrowing rate on lease liabilities	5.50%
Minimum [Member]
Other Payables and Accruals [Line Items]
Incremental borrowing rate on lease liabilities	4.50%